Other disclosures (Details 2) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank	R$ 22,003,439,000	R$ 16,657,201,000	R$ 20,148,725,000
Maturity Debt Instruments	202,912,645,000	225,212,223,000	230,102,464,000
Equity Instruments Classification Total	2,638,772,000	2,527,504,000	2,329,361,000
Loans and amounts due from credit institutions, net	20,713,315,000	26,485,913,000	54,072,564,000
Residual Maturity Loans And Advances To Customers	490,630,028,000	464,844,042,000	393,768,036,000
Derivatives [Default Label]	21,975,824,000	21,139,923,000	26,247,514,000
[custom:BalancesWithTheBrazilianCentralBank-0]	127,637,420,000	84,915,666,000	116,132,018,000
Financial assets	888,511,443,000	841,782,472,000	842,800,681,000
Deposits from credit institutions	116,079,014,000	121,005,909,000	131,656,962,000
Financial Liabilities At Amortized Cost Customer Deposits	489,953,489,000	468,961,069,000	445,813,972,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	107,120,875,000	79,036,792,000	56,875,514,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	19,537,618,000	19,641,408,000	13,119,660,000
Other financial liabilities	62,593,104,000	61,448,516,000	59,822,683,000
Residual Maturity Short Positions	22,047,423,000	12,780,559,000	45,807,946,000
Derivatives Liabilities	18,699,325,000	24,618,981,000	29,356,832,000
Financial liabilities	836,030,848,000	787,493,234,000	782,453,569,000
Assets less current liabilities	(52,480,595,000)	54,289,238,000	60,347,112,000
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		26,485,913,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			54,072,564,000
On demand [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank	21,588,648,000	15,430,680,000	7,373,662,000
Maturity Debt Instruments	16,743,026,000	1,612,213,000	432,579,000
Equity Instruments Classification Total	2,473,827,000
Loans and amounts due from credit institutions, net	53,762,000
Residual Maturity Loans And Advances To Customers	11,271,204,000	70,399,332,000	29,385,631,000
Derivatives [Default Label]	5,815,000
[custom:BalancesWithTheBrazilianCentralBank-0]	96,850,321,000	69,178,841,000	58,777,212,000
Financial assets	148,986,603,000	167,797,988,000	95,969,084,000
Deposits from credit institutions	356,140,000	10,052,363,000
Financial Liabilities At Amortized Cost Customer Deposits	77,834,830,000	86,051,583,000	85,433,287,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	2,206,218,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]
Other financial liabilities	185,609,000	3,935,497,000	23,352,000
Residual Maturity Short Positions
Derivatives Liabilities		641,571,000
Financial liabilities	80,582,797,000	100,681,014,000	85,456,639,000
Assets less current liabilities	68,403,806,000	67,116,974,000	10,512,445,000
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		11,176,922,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank	414,791,000	1,226,521,000	12,775,063,000
Maturity Debt Instruments	6,128,498,000	119,780,229,000	13,195,527,000
Equity Instruments Classification Total	42,813,000
Loans and amounts due from credit institutions, net	542,117,000
Residual Maturity Loans And Advances To Customers	123,503,143,000	82,203,458,000	80,281,579,000
Derivatives [Default Label]	4,365,403,000	8,667,809,000	14,558,434,000
[custom:BalancesWithTheBrazilianCentralBank-0]	30,787,099,000	15,736,825,000	57,354,806,000
Financial assets	165,783,864,000	230,332,201,000	180,942,971,000
Deposits from credit institutions	95,792,043,000	60,636,478,000	83,922,876,000
Financial Liabilities At Amortized Cost Customer Deposits	185,158,988,000	79,687,549,000	139,191,140,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	12,355,853,000	28,052,200,000	8,815,410,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	6,786,472,000	5,552,801,000	220,425,000
Other financial liabilities	35,253,913,000	770,492,000	21,858,532,000
Residual Maturity Short Positions	144,261,000	12,780,559,000	45,807,946,000
Derivatives Liabilities	5,076,938,000	7,239,697,000	2,046,924,000
Financial liabilities	340,568,468,000	194,719,776,000	301,863,252,000
Assets less current liabilities	(174,784,604,000)	35,612,425,000	(120,920,281,000)
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		2,717,359,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			2,777,562,000
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank
Maturity Debt Instruments	24,066,831,000	20,352,554,000	33,903,698,000
Equity Instruments Classification Total	116,447,000
Loans and amounts due from credit institutions, net	10,740,281,000
Residual Maturity Loans And Advances To Customers	117,101,333,000	84,986,074,000	93,750,065,000
Derivatives [Default Label]	2,827,973,000	2,836,098,000	1,994,418,000
[custom:BalancesWithTheBrazilianCentralBank-0]
Financial assets	154,852,865,000	109,923,459,000	165,376,503,000
Deposits from credit institutions	236,530,000	39,748,331,000	43,315,412,000
Financial Liabilities At Amortized Cost Customer Deposits	98,821,185,000	56,178,087,000	121,804,752,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	32,544,969,000	5,038,906,000	18,736,230,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	875,575,000
Other financial liabilities	3,660,383,000	9,962,122,000	20,730,398,000
Residual Maturity Short Positions	3,083,821,000
Derivatives Liabilities	3,131,463,000	2,503,888,000	1,973,701,000
Financial liabilities	142,353,926,000	113,431,334,000	206,560,493,000
Assets less current liabilities	12,498,939,000	(3,507,875,000)	(41,183,990,000)
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		1,748,733,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			35,728,322,000
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank
Maturity Debt Instruments	51,980,394,000	5,834,524,000	64,225,680,000
Equity Instruments Classification Total	2,429,000
Loans and amounts due from credit institutions, net	8,723,942,000
Residual Maturity Loans And Advances To Customers	152,555,108,000	152,608,938,000	98,550,271,000
Derivatives [Default Label]	4,661,329,000	1,645,538,000	4,103,735,000
[custom:BalancesWithTheBrazilianCentralBank-0]
Financial assets	217,923,202,000	170,916,639,000	182,035,130,000
Deposits from credit institutions	14,468,825,000	6,681,493,000	3,764,159,000
Financial Liabilities At Amortized Cost Customer Deposits	85,233,350,000	163,641,875,000	62,768,886,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	44,723,451,000	35,844,265,000	28,158,133,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	1,358,736,000	14,088,607,000	12,899,235,000
Other financial liabilities	23,346,129,000	11,672,615,000	17,203,162,000
Residual Maturity Short Positions	4,575,483,000
Derivatives Liabilities	5,366,782,000	9,117,265,000	5,387,607,000
Financial liabilities	179,072,756,000	241,046,120,000	130,181,182,000
Assets less current liabilities	38,850,446,000	(70,129,481,000)	51,853,948,000
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		10,827,639,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			15,155,444,000
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank
Maturity Debt Instruments	33,416,823,000	38,904,369,000	70,182,705,000
Equity Instruments Classification Total
Loans and amounts due from credit institutions, net	640,701,000
Residual Maturity Loans And Advances To Customers	38,944,000,000	31,902,231,000	47,160,700,000
Derivatives [Default Label]	3,033,806,000	5,989,792,000	1,869,509,000
[custom:BalancesWithTheBrazilianCentralBank-0]
Financial assets	76,035,330,000	76,811,449,000	119,576,048,000
Deposits from credit institutions	2,902,097,000	1,656,909,000
Financial Liabilities At Amortized Cost Customer Deposits	42,786,508,000	83,326,774,000	36,578,335,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	10,150,295,000	9,341,229,000	747,340,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	1,526,828,000
Other financial liabilities	87,904,000	35,107,790,000	4,787,000
Residual Maturity Short Positions	5,395,593,000
Derivatives Liabilities	2,975,559,000	3,773,251,000	7,744,145,000
Financial liabilities	65,824,784,000	133,205,953,000	45,074,607,000
Assets less current liabilities	10,210,546,000	(56,394,504,000)	74,501,441,000
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		15,057,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			363,135,000
Later than five years [member]
IfrsStatementLineItems [Line Items]
Assets Cash And Balances With The Brazilian Central Bank
Maturity Debt Instruments	70,577,073,000	38,728,334,000	48,162,275,000
Equity Instruments Classification Total	3,256,000	2,527,504,000	2,329,361,000
Loans and amounts due from credit institutions, net	12,512,000
Residual Maturity Loans And Advances To Customers	47,255,240,000	42,744,009,000	44,639,790,000
Derivatives [Default Label]	7,081,498,000	2,000,686,000	3,721,418,000
[custom:BalancesWithTheBrazilianCentralBank-0]
Financial assets	124,929,579,000	86,000,736,000	98,900,945,000
Deposits from credit institutions	2,323,379,000	2,230,335,000	654,516,000
Financial Liabilities At Amortized Cost Customer Deposits	118,628,000	75,201,000	37,572,000
Financial Liabilities At Amortized Cost Marketable Debt Securities	5,140,089,000	760,192,000	418,401,000
[custom:DebtInstrumentsEligibleToComposeCapital-0]	8,990,007,000
Other financial liabilities	59,166,000		2,452,000
Residual Maturity Short Positions	8,848,265,000
Derivatives Liabilities	2,148,583,000	1,343,309,000	12,204,455,000
Financial liabilities	27,628,117,000	4,409,037,000	13,317,396,000
Assets less current liabilities	R$ 97,301,462,000	81,591,699,000	85,583,549,000
[custom:LoansAndAmountsDueFromCreditInstitutions-0]		R$ 203,000
[custom:LoansAndAmountsDueFromCreditInstitutionNet-0]			R$ 48,101,000